SHORT-TERM AND LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BANK LOANS

NOTE 9 – SHORT-TERM AND LONG-TERM BANK LOANS

Short-term and long-term bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Limits	Utilized as of December 31,
					2023	2022	2021
August 23, 2021	The Bank of East Asia, Limited (“BEA”)	General banking facilities		641,262	-	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	-	241,884
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate		-	-	-
September 27, 2021	BEA	Non-revolving term loan under SME Financing Guarantee Scheme	Prime Rate -2.50%	769,514
		- Short-term loan portion			102,736	99,640	16,655
		- Long-term loan portion			552,518	653,185	752,859

August 1, 2022	BEA	General banking facilities		641,109
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		171,270	99,020
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		257,516	256,443
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-
July 4, 2023	BEA	General banking facilities		642,797
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		175,430	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		257,119	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		11,861	-
July 10, 2023	Shanghai Commercial Bank (“SHCB”)	Revolving Loan	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”	642,797	601,916	-
June 2, 2023	Mercedes-Benz Financial Services Hong Kong Ltd.	Obligation from finance lease for motor vehicle	2.680%	57,082
		- Short-term loan portion			10,319	-
		- Long-term loan portion			35,408	-

On July 4, 2023, the new credit agreement offers from BEA replaced the credit agreement offers from BEA entered on August 1, 2022.

As of December 31, 2023, 2022 and 2021, invoice financing and certain revolving loans were secured by the personal deposit from a director of the Company and a related party, and limited personal guarantee provided by a director and a related party. The amounts due are based on scheduled repayment dates set out in the banking facilities letters or loan agreements. All the Company’s invoice financing and certain revolving loans carried variable interest at the higher of 1-month Hong Kong Interbank Offered Rate (the “HIBOR”) plus 2.5% to 3% per annum or the Prime Rate less 0.5% to 1% per annum.

During the year ended December 31, 2023, new revolving loans were granted and were secured by cash deposit from WLHK and continuing guarantee provided by a director. The amounts due are based on scheduled repayment dates set out in the banking facilities letters or loan agreements. The revolving loans carried interest at 0.75% per annum below Prime or 1.75% per annum below USD Prime.

As of December 31, 2023, 2022 and 2021, the non-revolving term loan under SME Financing Guarantee Scheme was issued by the HKMC Insurance Limited under the SME Financing Guarantee Scheme and secured by personal guarantee provided by a director and a related party for HK$6,000,000 (equivalent to $771,357). The amounts due are based on scheduled repayment dates set out in the banking facilities letters. The bank loan carrying by 2.5% per annum below the prime lending rate for Hong Kong Dollars quoted by HKMC.

The effective interest rate of the years 2023, 2022 and 2021 for the Company’s short-term and long-term bank loans ranged from 2.75% to 7.53% per annum. Except the balance of $552,518 (2022: $653,185, 2021: $752,859) of the non-revolving term loan under SME Financing Guarantee Scheme are repayable more than one year, all the Company’s short-term and long-term bank loans are repayable on demand or repayable within one year.

Interest expense on the short-term and long-term bank loans totaled $58,410, $35,377 and $13,312 during the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, 2022 and 2021, the Company was granted the general banking facilities stated above with the following pledges:

-	Personal guarantee limited to HK$5 million (equivalent to $642,797) provided by Pui Lung Ho, a director of the Company and Sau Lee Shirley Kam, who is a family member of a director of the Company; and

-	Pledged deposit amounted approximately to HK$3 million (equivalent to approximately $385,678) by Pui Lung Ho, a director of the Company or Sau Lee Shirley Kam, who is a family member of a director of the Company.

-	An additional pledged deposit amounted approximately to HK$5 million (equivalent to $642,797) provided by the Company to SHCB since July 10, 2023.